Warrant liability (Tables)	3 Months Ended
Nov. 30, 2022
CAD Exercise Price [member]
IfrsStatementLineItems [Line Items]
Schedule of measured warrants

The following tables reflect the continuity of the Company’s liability measured warrants for the three months ended November 30, 2022, and 2021:

Amount
$

Balance at August 31, 2021	4,868,703
Change in fair value	(2,941,546)
Foreign exchange	(75,846)
Balance, November 30, 2021	1,851,311

Amount
$

Balance at August 31, 2022	49,894
Change in fair value	(27,130)
Foreign exchange	(1,570)
Balance, November 30, 2022	21,194

Schedule of outstanding warrants

The following tables reflects the continuity of the Company’s outstanding liability warrants for the three months ended November 30, 2022, and 2021:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2021	1,452,843	8.96
Outstanding as of November 30, 2021	1,452,843	8.96

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2022	1,329,684	8.93
Expired
Outstanding as of November 30, 2022	1,329,684	8.93

Schedule of warrants issued and outstanding

The following table reflects the liability measured warrants issued and outstanding as of November 30, 2022:

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
December 20, 2022	29,066	27.00	0.05
March 20, 2023	27,777	13.50	0.30
March 30, 2023	46,909	13.50	0.33
March 31, 2023	17,222	13.50	0.33
May 27, 2023	130,304	13.50	0.49
July 8, 2024	445,982	7.50	1.61
July 25, 2024	401,624	7.50	1.65
August 8, 2024	230,800	7.50	1.69
	1,329,684	$8.93	1.40

USD Exercise Price [member]
IfrsStatementLineItems [Line Items]
Schedule of warrants issued and outstanding

The following table reflects the equity measured warrants issued and outstanding as of November 30, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
January 8, 2024	1,868,787	15.00	1.11
January 22, 2024	522,898	15.00	1.15
February 24, 2024	1,058,227	15.00	1.24
August 19, 2024	49,999	15.00	1.72
September 15, 2024	11,666	15.00	1.79
	3,511,577	$15.00	1.16